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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund, for the quarter ended November 30, 2009. These series have August 31 fiscal year end.

Date of reporting period: November 30, 2009

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 29.4%
CONSUMER DISCRETIONARY 3.9%
Auto Components 0.4%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$240,000	$205,500
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	140,000	144,200
8.625%, 12/01/2011	25,000	25,719
9.00%, 07/01/2015	25,000	25,687
10.50%, 05/15/2016	60,000	64,800

		465,906

Diversified Consumer Services 0.5%
Carriage Services, Inc., 7.875%, 01/15/2015	140,000	132,300
Service Corporation International:
6.75%, 04/01/2015	10,000	9,700
7.50%, 04/01/2027	70,000	61,950
8.00%, 11/15/2021	40,000	39,400
StoneMor Partners, LP, 10.25%, 12/01/2017 144A	255,000	253,725

		497,075

Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.:
7.125%, 02/01/2016	45,000	36,900
7.75%, 12/15/2012	15,000	15,000
Caesars Entertainment, Inc., 7.875%, 03/15/2010	95,000	95,000
Hyatt Hotels Corp., 6.875%, 08/15/2019 144A	125,000	129,454
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 + •	110,000	44,550
Landry’s Restaurants, Inc., 11.625%, 12/01/2015 144A	75,000	76,687
MGM MIRAGE, 11.125%, 11/15/2017 144A	35,000	38,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	7,000	7,333
Scientific Games Corp., 9.25%, 06/15/2019 144A	35,000	36,531
Seneca Gaming Corp., 7.25%, 05/01/2012	15,000	14,775
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	130,000	94,900
Speedway Motorsports, Inc., 8.75%, 06/01/2016	120,000	127,200
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	5,000	5,000

		721,830

Household Durables 0.7%
D.R. Horton, Inc., 9.75%, 09/15/2010	290,000	303,050
Lennar Corp.:
5.125%, 10/01/2010	95,000	95,475
12.25%, 06/01/2017	5,000	6,000
Libbey, Inc., FRN, 8.26%, 06/01/2011	75,000	72,656
Meritage Homes Corp., 7.00%, 05/01/2014	50,000	47,750
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	125,000	159,299
Sealy Corp., 10.875%, 04/15/2016 144A	10,000	11,050

		695,280

Internet & Catalog Retail 0.2%
Netflix, Inc., 8.50%, 11/15/2017 144A	10,000	10,300
QVC, Inc., 7.50%, 10/01/2019 144A	140,000	140,700
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	60,000	62,400

		213,400

Media 0.8%
Belo Corp., Ser. A, 8.00%, 11/15/2016	10,000	10,113
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	15,000	15,450
CBS Corp., 8.875%, 05/15/2019	5,000	5,819
Charter Communications, Inc., Step Bond:
10.00%, 04/30/2012 144A ††	90,000	92,025
10.875%, 09/15/2014 144A ††	375,000	419,531

1

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
DirectTV Holdings, LLC, 7.625%, 05/15/2016	$10,000	$10,789
Dish Network Corp., 7.875%, 09/01/2019 144A	135,000	136,687
Lamar Media Corp.:
6.625%, 08/15/2015	10,000	9,550
7.25%, 01/01/2013	35,000	34,562
9.75%, 04/01/2014	5,000	5,475
Salem Communications Corp., 9.625%, 12/15/2016 144A	90,000	92,475
UPC Germany GmbH, 8.125%, 12/01/2017 144A	25,000	25,105
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	5,000	5,400

		862,981

Multiline Retail 0.1%
Macy’s, Inc.:
5.90%, 12/01/2016	5,000	4,750
8.875%, 07/15/2015	75,000	80,063

		84,813

Specialty Retail 0.2%
American Achievement Corp., 8.25%, 04/01/2012 144A	240,000	239,400
Colt Defense, Inc., 8.75%, 11/15/2017 144A	20,000	20,200

		259,600

Textiles, Apparel & Luxury Goods 0.3%
Oxford Industries, Inc., 11.375%, 07/15/2015	195,000	213,525
Visant Corp., 7.625%, 10/01/2012	135,000	136,350

		349,875

CONSUMER STAPLES 0.9%
Food Products 0.6%
Del Monte Foods Co.:
6.75%, 02/15/2015	5,000	5,050
7.50%, 10/15/2019 144A	175,000	177,625
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	55,000	55,825
13.875%, 03/15/2014 144A	166,000	195,880
Smithfield Foods, Inc., 7.00%, 08/01/2011	115,000	113,562
Tyson Foods, Inc.:
7.85%, 04/01/2016	40,000	40,700
10.50%, 03/01/2014	5,000	5,675

		594,317

Tobacco 0.3%
Altria Group, Inc., 10.20%, 02/06/2039	235,000	309,851

ENERGY 5.2%
Energy Equipment & Services 1.5%
Bristow Group, Inc.:
6.125%, 06/15/2013	10,000	9,725
7.50%, 09/15/2017	240,000	233,280
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	190,000	167,200
GulfMark Offshore, Inc., 7.75%, 07/15/2014	225,000	223,875
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	55,000	55,756
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	185,000	184,075
Ser. B, 6.125%, 12/01/2014	250,000	234,688
Parker Drilling Co., 9.625%, 10/01/2013	104,000	106,600
PHI, Inc., 7.125%, 04/15/2013	235,000	226,481
Pride International, Inc., 8.50%, 06/15/2019	100,000	111,250
SEACOR Holdings, Inc., 7.375%, 10/01/2019	55,000	57,616

		1,610,546

2

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.7%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	$95,000	$90,250
Arch Coal, Inc., 8.75%, 08/01/2016 144A	5,000	5,175
Chesapeake Energy Corp.:
6.875%, 01/15/2016	569,000	549,085
9.50%, 02/15/2015	145,000	152,612
Cloud Peak Enrgy, Inc., 8.25%, 12/15/2017 144A	5,000	5,075
El Paso Corp.:
7.42%, 02/15/2037	240,000	213,830
12.00%, 12/12/2013	45,000	51,637
Exco Resources, Inc., 7.25%, 01/15/2011	315,000	315,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	50,000	50,375
9.125%, 10/01/2017 144A	40,000	41,800
Forest Oil Corp.:
7.25%, 06/15/2019	120,000	114,300
8.50%, 02/15/2014 144A	75,000	77,062
Frontier Oil Corp., 6.625%, 10/01/2011	160,000	160,800
Holly Corp., 9.875%, 06/15/2017 144A	200,000	208,500
Newfield Exploration Co., 6.625%, 04/15/2016	15,000	14,850
North American Energy Alliance, LLC, 10.875%, 06/01/2016 144A	5,000	5,238
Nustar Logistics, LP, 7.65%, 04/15/2018	60,000	67,588
Peabody Energy Corp.:
5.875%, 04/15/2016	130,000	126,750
7.875%, 11/01/2026	370,000	366,300
Penn Virginia Corp., 10.375%, 06/15/2016	10,000	10,825
Petrohawk Energy Corp.:
7.875%, 06/01/2015	130,000	130,325
10.50%, 08/01/2014	60,000	65,250
Pioneer Natural Resources Co., 7.50%, 01/15/2020	100,000	98,750
Plains Exploration & Production Co., 8.625%, 10/15/2019	335,000	337,512
Range Resources Corp., 8.00%, 05/15/2019	5,000	5,250
Sabine Pass LNG, LP:
7.25%, 11/30/2013	180,000	160,650
7.50%, 11/30/2016	110,000	91,850
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	5,000	4,738
Southwestern Energy Co., 7.50%, 02/01/2018	140,000	145,250
Tesoro Corp.:
6.50%, 06/01/2017	55,000	49,638
7.50%, 07/17/2012	70,000	65,250
9.75%, 06/01/2019	95,000	96,900
Williams Cos.:
8.125%, 03/15/2012	60,000	66,136
8.75%, 01/15/2020	10,000	11,708

		3,956,259

FINANCIALS 4.5%
Capital Markets 0.1%
E*TRADE Financial Corp., 12.50%, 11/30/2017	64,000	72,320

Commercial Banks 0.2%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	170,000	179,562
Discover Bank, 8.70%, 11/18/2019	25,000	26,389
Zions Bancorp, 7.75%, 09/23/2014	20,000	17,817

		223,768

3

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.8%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	$5,000	$5,050
Discover Financial Services, 10.25%, 07/15/2019	105,000	123,520
Ford Motor Credit Co., LLC:
9.75%, 09/15/2010	155,000	159,322
9.875%, 08/10/2011	235,000	243,978
GMAC, LLC:
6.75%, 12/01/2014 144A	36,000	32,580
6.875%, 09/15/2011 144A	76,000	73,910
6.875%, 08/28/2012 144A	351,000	336,082
8.00%, 12/31/2018 144A	101,000	84,840
8.00%, 11/01/2031 144A	275,000	238,563
International Lease Finance Corp.:
4.75%, 01/13/2012	70,000	59,737
5.125%, 11/01/2010	60,000	57,735
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	375,000	418,594
NiSource Finance Corp., 10.75%, 03/15/2016	410,000	496,521
Sprint Capital Corp.:
6.875%, 11/15/2028	645,000	486,975
7.625%, 01/30/2011	160,000	162,400

		2,979,807

Diversified Financial Services 0.7%
CEDC Financial Corporation International, Inc., 9.125%, 12/01/2016 144A	100,000	100,500
Citigroup, Inc., 8.50%, 05/22/2019	30,000	33,938
Leucadia National Corp.:
7.00%, 08/15/2013	65,000	65,569
7.125%, 03/15/2017	230,000	217,063
8.125%, 09/15/2015	313,000	318,477

		735,547

Real Estate Investment Trusts (REITs) 0.6%
Host Marriott Corp.:
7.125%, 11/01/2013	95,000	94,762
9.00%, 05/15/2017 144A	30,000	31,725
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	195,000	190,125
Potlatch Corp., 7.50%, 11/01/2019 144A	85,000	86,275
Ventas, Inc.:
6.75%, 04/01/2017	67,000	63,985
7.125%, 06/01/2015	196,000	194,040
9.00%, 05/01/2012	65,000	68,494

		729,406

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC, 8.50%, 05/15/2010	90,000	79,650

HEALTH CARE 1.3%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	55,000	56,375

Health Care Equipment & Supplies 0.0%
Biomet, Inc., 10.375%, 10/15/2017	30,000	32,325
Universal Hospital Services, Inc., 8.50%, 06/01/2015	12,000	11,880

		44,205

Health Care Providers & Services 1.0%
Apria Healthcare Group:
11.25%, 11/01/2014 144A	65,000	71,500
12.375%, 11/01/2014 144A	15,000	16,463

4

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
HCA, Inc.:
8.50%, 04/15/2019 144A	$250,000	$265,000
9.25%, 11/15/2016	400,000	424,000
9.625%, 11/15/2016	129,000	137,869
Omnicare, Inc., 6.125%, 06/01/2013	165,000	158,812

		1,073,644

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	15,000	15,375
8.00%, 09/15/2016 144A	145,000	151,525

		166,900

INDUSTRIALS 3.2%
Aerospace & Defense 1.8%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	215,000	213,387
GeoEye, Inc., 9.625%, 10/01/2015 144A	20,000	20,850
Hexcel Corp., 6.75%, 02/01/2015	190,000	181,925
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	5,000	5,094
5.875%, 01/15/2015	1,071,000	1,054,935
6.375%, 10/15/2015	315,000	311,456
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	35,000	34,475
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	35,000	35,350
Triumph Group, Inc., 8.00%, 11/15/2017 144A	35,000	35,175

		1,892,647

Airlines 0.1%
Delta Air Lines, Inc., 9.50%, 09/15/2014 144A	70,000	71,400
United Airlines, Inc., 10.40%, 05/01/2018	85,000	88,666

		160,066

Commercial Services & Supplies 0.7%
Allied Waste North America, Inc., 6.875%, 06/01/2017	5,000	5,302
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	185,000	230,199
Cornell Companies, Inc., 10.75%, 07/01/2012	15,000	15,375
Corrections Corporation of America:
6.25%, 03/15/2013	60,000	60,375
6.75%, 01/31/2014	35,000	35,087
7.75%, 06/01/2017	225,000	235,125
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	25,000	26,875
Geo Group, Inc., 7.75%, 10/15/2017 144A	90,000	91,800
SGS International, Inc., Sr. Note, 12.00%, 12/15/2013	70,000	71,400

		771,538

Machinery 0.5%
Commercial Vehicle Group, Inc., 11.00%, 02/15/2013 144A +	340,000	298,350
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	105,000	110,250
Navistar International Corp., 8.25%, 11/01/2021	15,000	14,813
Viasystem Group, Inc., 12.00%, 01/15/2015 144A	115,000	117,587

		541,000

Trading Companies & Distributors 0.1%
United Rentals North America, Inc.:
6.50%, 02/15/2012	50,000	49,687
10.875%, 06/15/2016 144A	5,000	5,338

		55,025

5

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 1.3%
Communications Equipment 0.1%
EchoStar Corp.:
6.625%, 10/01/2014	$15,000	$14,737
7.75%, 05/31/2015	40,000	40,800

		55,537

Electronic Equipment, Instruments & Components 1.1%
Anixter International, Inc., 10.00%, 03/15/2014	190,000	208,525
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	165,000	162,937
Jabil Circuit, Inc., 8.25%, 03/15/2018	675,000	716,344
Sanmina-SCI Corp., 8.125%, 03/01/2016	50,000	48,875

		1,136,681

Internet Software & Services 0.1%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	115,000	126,069

Semiconductors & Semiconductor Equipment 0.0%
National Semiconductor Corp., 6.60%, 06/15/2017	5,000	5,103

MATERIALS 1.9%
Chemicals 0.7%
Dow Chemical Co., 8.55%, 05/15/2019	105,000	124,303
Huntsman International, LLC:
5.50%, 06/30/2016 144A	75,000	65,437
7.375%, 01/01/2015	10,000	9,350
Koppers Holdings, Inc.:
7.875%, 12/01/2019 144A	30,000	30,150
Sr. Disc. Note, Step Bond, 9.875%, 11/15/2014 †	265,000	278,250
Mosaic Co.:
7.30%, 01/15/2028	155,000	162,750
7.625%, 12/01/2016 144A	58,000	62,242
Nalco Holding Co., 8.25%, 05/15/2017 144A	5,000	5,238
SOLUTIA, Inc., 8.75%, 11/01/2017	5,000	5,225

		742,945

Construction Materials 0.3%
CPG International, Inc.:
10.50%, 07/01/2013	140,000	127,750
FRN, 7.87%, 07/01/2012	40,000	36,500
Headwaters, Inc., 11.375%, 11/01/2014 144A	60,000	61,650
Texas Industries, Inc., 7.25%, 07/15/2013	65,000	63,212

		289,112

Containers & Packaging 0.2%
Ball Corp., 7.125%, 09/01/2016	15,000	15,450
Exopack Holding Corp., 11.25%, 02/01/2014	215,000	220,913
Silgan Holdings, Inc., 7.25%, 08/15/2016	40,000	40,650

		277,013

Metals & Mining 0.3%
AK Steel Corp., 7.75%, 06/15/2012	45,000	45,450
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	42,946
8.375%, 04/01/2017	185,000	199,844

		288,240

Paper & Forest Products 0.4%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	70,000	77,350
Georgia Pacific Corp.:
8.125%, 05/15/2011	120,000	126,900
8.25%, 05/01/2016 144A	5,000	5,325
8.875%, 05/15/2031	25,000	26,625

6

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products continued
International Paper Co.:
7.30%, 11/15/2039	$40,000	$39,896
9.375%, 05/15/2019	130,000	161,558

		437,654

TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 1.7%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	120,000	119,700
Citizens Communications Co., 7.875%, 01/15/2027	220,000	200,200
Clearwire Corp., Class A, 12.00%, 12/01/2015 144A	130,000	128,050
FairPoint Communications, Inc., 13.125%, 04/01/2018	55,000	8,250
Frontier Communications Corp.:
8.125%, 10/01/2018	145,000	146,087
8.25%, 05/01/2014	140,000	144,550
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	5,000	5,350
Qwest Corp.:
7.125%, 11/15/2043	120,000	92,400
7.25%, 09/15/2025	25,000	22,125
7.50%, 06/15/2023	180,000	165,600
8.875%, 03/15/2012	615,000	655,744
Sprint Capital Corp., 8.375%, 03/15/2012	65,000	66,788
Windstream Corp., 7.875%, 11/01/2017 144A	95,000	95,000

		1,849,844

Wireless Telecommunication Services 1.6%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	5,000	5,313
Centennial Communications Corp., 8.125%, 02/01/2014	440,000	458,700
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	105,000	104,212
9.375%, 11/01/2014	80,000	77,400
Crown Castle International Corp., 7.125%, 11/01/2019	10,000	9,975
MetroPCS Communications, Inc., 9.25%, 11/01/2014	190,000	191,425
Sprint Nextel Corp.:
6.90%, 05/01/2019	80,000	70,200
Ser. D, 7.375%, 08/01/2015	455,000	423,150
Ser. F, 5.95%, 03/15/2014	335,000	304,850

		1,645,225

UTILITIES 3.9%
Electric Utilities 2.3%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	794,000	923,839
CMS Energy Corp.:
8.50%, 04/15/2011	65,000	68,098
8.75%, 06/15/2019	20,000	22,100
Energy Future Holdings Corp., 11.25%, 11/01/2017	215,710	133,740
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	10,000	9,100
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	438,432	451,037
Mirant North America, LLC, 7.375%, 12/31/2013	170,000	168,300
NRG Energy, Inc.:
7.375%, 02/01/2016	110,000	109,725
8.50%, 06/15/2019	75,000	76,125
Orion Power Holdings, Inc., 12.00%, 05/01/2010	397,000	409,903
Public Service Company of New Mexico, 7.95%, 04/01/2015	15,000	15,725
Reliant Energy Mid-Atlantic Power Holdings, LLC, 9.24%, 07/02/2017	115,679	118,571

		2,506,263

7

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.3%
National Fuel Gas Co., 8.75%, 05/01/2019	$235,000	$284,358

Independent Power Producers & Energy Traders 0.9%
AES Corp.:
8.00%, 06/01/2020	5,000	4,975
8.875%, 02/15/2011	95,000	98,563
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	120,000	122,100
7.125%, 05/15/2018	25,000	18,875
7.625%, 10/15/2026	225,000	147,375
RRI Energy, Inc.:
6.75%, 12/15/2014	426,000	434,520
7.625%, 06/15/2014	145,000	141,375
7.875%, 06/15/2017	30,000	28,725

		996,508

Multi-Utilities 0.4%
PNM Resources, Inc., 9.25%, 05/15/2015	60,000	62,400
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	270,000	335,052

		397,452

Total Corporate Bonds (cost $29,465,264)		31,241,635

YANKEE OBLIGATIONS – CORPORATE 2.7%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Norwegian Cruise Line, Ltd., 11.75%, 11/15/2016 144A	15,000	14,869

Media 0.0%
MDC Partners, Inc., 11.00%, 11/01/2016 144A	5,000	5,012
Videotron, Ltd.:
9.125%, 04/15/2018 144A	5,000	5,375
9.125%, 04/15/2018	15,000	16,125

		26,512

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	55,000	47,850
11.75%, 07/15/2014 144A	20,000	21,900
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	281,000	148,930
OPTI Canada, Inc., 7.875%, 12/15/2014	100,000	80,000

		298,680

FINANCIALS 0.4%
Consumer Finance 0.1%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	5,000	4,725
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	110,000	122,650

		127,375

Diversified Financial Services 0.3%
Dexus Property Group, Ltd., 7.125%, 10/15/2014 144A	35,000	35,547
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	175,000	191,625
FRN, 4.67%, 09/01/2011 144A	15,000	14,663
Ship Finance International, Ltd., 8.50%, 12/15/2013	70,000	65,712

		307,547

8

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INDUSTRIALS 0.8%
Road & Rail 0.8%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	$685,000	$661,025
12.50%, 04/01/2016 144A	100,000	114,500
TFM de CV, 9.375%, 05/01/2012	80,000	82,200

		857,725

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	5,000	5,150

MATERIALS 0.6%
Chemicals 0.0%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	15,000	15,150
8.625%, 11/01/2019 144A	15,000	15,207

		30,357

Metals & Mining 0.5%
ArcelorMittal SA, 9.85%, 06/01/2019	30,000	37,023
Evraz Group SA:
8.875%, 04/24/2013	100,000	99,750
8.875%, 04/24/2013 144A	100,000	100,500
Novelis, Inc., 7.25%, 02/15/2015	79,000	71,692
Teck Resources, Ltd.:
9.75%, 05/15/2014	25,000	28,219
10.75%, 05/15/2019	55,000	64,488
Vedanta Resources plc, 9.50%, 07/18/2018 144A	70,000	69,825

		471,497

Paper & Forest Products 0.1%
Cascades, Inc.:
7.25%, 02/15/2013	30,000	30,675
7.75%, 12/15/2017 144A	10,000	9,975
Sappi, Ltd.:
6.75%, 06/15/2012 144A	40,000	37,242
7.50%, 06/15/2032 144A	100,000	62,752

		140,644

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Digicel Group, Ltd., 8.25%, 09/01/2017 144A	35,000	34,396
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	70,000	72,625
Intelsat, Ltd.:
8.50%, 01/15/2013	375,000	378,281
8.875%, 01/15/2015 144A	10,000	10,150
Vimpel Communications:
8.375%, 04/30/2013 144A	5,000	5,213
9.125%, 04/30/2018 144A	70,000	73,850

		574,515

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	30,000	31,275

Total Yankee Obligations – Corporate (cost $2,600,714)		2,886,146

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $33,562)	70,000	58,800

9

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Shares	Value

COMMON STOCKS 64.6%
ENERGY 4.7%
Oil, Gas & Consumable Fuels 4.7%
El Paso Corp.	75,000	$717,000
Southwestern Energy Co. *	30,000	1,318,800
Spectra Energy Corp.	100,000	1,941,000
Williams Cos.	50,000	994,500

		4,971,300

TELECOMMUNICATION SERVICES 10.5%
Diversified Telecommunication Services 8.6%
BCE, Inc.	16,000	424,000
Cbeyond, Inc.	17,400	224,634
France Telecom	50,000	1,300,719
Shenandoah Telecommunications Co. +	54,951	923,177
Tele2 AB, Ser. B	100,034	1,532,461
Telstra Corp., Ltd.	1,200,000	3,747,864
Windstream Corp.	100,000	992,000

		9,144,855

Wireless Telecommunication Services 1.9%
NTELOS Holdings Corp.	73,400	1,233,854
U.S. Cellular Corp. *	7,500	279,450
Vivo Participacoes SA, ADR	14,500	442,250

		1,955,554

UTILITIES 49.4%
Electric Utilities 35.3%
DPL, Inc.	125,000	3,357,500
Enel SpA	450,000	2,692,657
Exelon Corp.	70,000	3,372,600
FirstEnergy Corp.	25,000	1,077,000
Fortum Oyj	75,000	1,902,090
FPL Group, Inc.	50,000	2,598,500
Great Plains Energy, Inc.	350,000	6,230,000
Hera SpA	475,000	1,144,032
ITC Holdings Corp.	36,000	1,600,920
Maine & Maritimes Corp.	1,135	42,562
Northeast Utilities	200,000	4,822,000
Portland General Electric Co.	75,000	1,470,750
Red Electrica Corp. SA	20,000	1,093,129
Scottish & Southern Energy plc	190,000	3,491,394
Southern Co.	60,000	1,925,400
TERNA SpA	175,000	727,220

		37,547,754

Independent Power Producers & Energy Traders 3.0%
Constellation Energy Group, Inc.	100,000	3,182,000

Multi-Utilities 4.7%
National Grid plc	250,000	2,716,471
Public Service Enterprise Group, Inc.	50,000	1,568,000
Suez Environnement SA *	30,000	667,364
Wisconsin Energy Corp.	1,500	67,650

		5,019,485

Water Utilities 6.4%
American Water Works Co.	50,000	1,112,000
Pennichuck Corp. +	140,000	3,232,600
Pennon Group plc	300,000	2,454,817

		6,799,417

Total Common Stocks (cost $63,568,329)		68,620,365

10

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Shares	Value

PREFERRED STOCKS 3.8%
UTILITIES 3.8%
Electric Utilities 3.8%
Dominion Resources Inc., Ser. A, 8.375%	55,000	$1,485,460
Scana Corp., Ser. A, 7.70%	100,000	2,583,751

Total Preferred Stocks (cost $3,890,000)		4,069,211

ESCROW SHARES 0.0%
Mirant Corp. Escrow * + ☐ (cost $0)	5,000,000	0

CLOSED END MUTUAL FUND SHARES 0.2%
Dreyfus High Yield Strategies Fund, Inc.	20,689	74,067
Eaton Vance Limited Duration Income Trust	1,739	25,476
ING Prime Rate Trust	1,133	5,824
LMP Corporate Loan Fund, Inc.	1,677	16,116
New America High Income Fund, Inc.	9,121	78,349

Total Closed End Mutual Fund Shares (cost $121,004)		199,832

	Principal Amount	Value

LOANS 2.2%
CONSUMER DISCRETIONARY 0.7%
Ford Motor Co., FRN, 3.24%-3.29%, 12/15/2013	$62,739	55,430
MGM Mirage, N/A, 10/03/2011 <	38,438	35,444
Newsday, LLC, 10.50%, 08/01/2013	365,000	383,290
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/23/2014	95,000	93,886
Universal City Development, Ltd., N/A, 11/06/2014 <	150,000	149,563

		717,613

CONSUMER STAPLES 0.2%
Merisant Co., FRN, 3.74%, 01/11/2010	303,787	268,852

ENERGY 0.3%
Saint Acquisition Corp., FRN, 3.36%, 05/10/2014 <	155,000	136,978
Semgroup Energy Partners, FRN, 8.25%, 06/30/2011	155,000	151,339

		288,317

FINANCIALS 0.1%
Realogy Corp., FRN:
3.25%, 10/10/2013	36,653	31,477
3.29%, 10/10/2013	136,138	116,914

		148,391

HEALTH CARE 0.1%
HCA, Inc., FRN, 1.78%, 11/17/2012	105,765	98,509

INDUSTRIALS 0.3%
Commercial Vehicle Group, Inc., 15.00%, 11/01/2012	182,112	172,810
Neff Corp., FRN, 3.78%, 11/30/2014	705,000	142,762

		315,572

MATERIALS 0.5%
LyondellBasell, FRN:
3.74%, 12/20/2013	17,159	12,560
3.99%, 12/20/2014	10,416	7,611
5.79%-6.56%, 06/03/2010 <	240,609	237,000
7.00%, 12/20/2014	45,201	33,030
13.00%, 06/03/2010	240,966	250,604

		540,805

Total Loans (cost $2,730,126)		2,378,059

11

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 17.9%
MUTUAL FUND SHARES 17.9%
Evergreen Institutional Money Market Fund, Class I, 0.05% q ø ## (cost $19,075,301)	19,075,301	$19,075,301

Total Investments (cost $121,484,300) 120.9%		128,529,349
Other Assets and Liabilities (20.9%)		(22,232,570)

Net Assets 100.0%		$106,296,779

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
††	The rate shown is the stated rate at the current period end.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total bonds by geographic location as of November 30, 2009:

United States	75.3%
United Kingdom	8.0%
Italy	4.2%
Australia	3.6%
France	1.8%
Finland	1.7%
Sweden	1.4%
Spain	1.0%
Mexico	0.8%
Canada	0.7%
Bermuda	0.5%
Brazil	0.4%
Luxembourg	0.3%
Austria	0.1%
Ireland	0.1%
Netherlands	0.1%

100.0%

At November 30, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	UBS	Expedia, 7.46% 08/15/2018#	BBB-	$160,000	5.00%	Quarterly	$(27,325)	$(4,455)	$(22,870)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

12

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

The total notional amount of credit default swaps in the tables above are representative of the volume of derivative activity during period ended November 30, 2009.

On November 30, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $27,325.

On November 30, 2009, the aggregate cost of securities for federal income tax purposes was $123,182,833. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,524,947 and $3,178,431, respectively, with a net unrealized appreciation of $5,346,516.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of November 30, 2009, the Fund had unfunded loan commitments of $158,225.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

13

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

November 30, 2009 (unaudited)

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment   speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of   investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$68,620,365	$0	$0	$68,620,365
Preferred stocks	0	4,069,211	0	4,069,211
Closed end mutual fund shares	199,832	0	0	199,832
Corporate debt securities	0	34,186,581	0	34,186,581
Loans	0	1,635,495	742,564	2,378,059
Short-term investments	19,075,301	0	0	19,075,301

	$87,895,498	$39,891,287	$742,564	$128,529,349

As of November 30, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(22,870)	$0	$(22,870)

*	Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Loans	Total

Balance as of September 1, 2009	$45,615	$0	$45,615
Realized gains or losses	(6,520)	0	(6,520)
Change in unrealized gains or losses	21,520	0	21,520
Amortization/Accretion	0	0	0
Net purchases (sales)	(60,615)	0	(60,615)
Transfers in and/or out of Level 3	0	742,564	742,564

Balance as of November 30, 2009	$0	$742,564	$742,564

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2009	$0	$0	$0

14

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 19, 2010

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: April 19, 2010